Related party transactions (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Due to related parties	$ 263,608	$ 708,541
Clearline CPA Corp. [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	31,414	11,177
David Watkinson [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	222,786	688,894
Andrew MacRitchie [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	4,704	4,235
William Witte [Member]
Disclosure of transactions between related parties [line items]
Due to related parties	$ 4,704	$ 4,235